BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		$ 0	$ 0
Impairments		0	$ 0
Unrecognized benefits		0
Interest expense or penalties		$ 0
Estimated useful life	15 years	15 years